401(k) Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
401(k) Plan	401(k) Plan
The Company has a qualified retirement plan under section 401(k) of the Internal Revenue Code (“IRC”) under which participants may contribute up to 90% of their eligible compensation, subject to maximum deferral limits specified by the IRC. The Company may make a discretionary matching contribution to the 401(k) plan and may make a discretionary employer contribution to each eligible employee each year. To date, the Company has made no contributions to the 401(k) plan.